CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 12,483,000	$ 8,753,000
Loss from operations	(36,439,000)	(24,032,000)
Other income:
Interest earned on marketable securities held in Trust Account	180,000
Loss before income taxes	(47,178,000)	(28,842,000)
Provision for income taxes	(9,000)	(3,000)
Net loss available to common stockholders	$ (47,187,000)	$ (28,845,000)
Weighted average shares outstanding, basic	309,609	219,100
Weighted average shares outstanding, diluted	309,609	219,100
Basic net (loss) income per share	$ (161.55)	$ (131.65)
Diluted net (loss) income per share	$ (161.55)	$ (131.65)
MedTech Acquisition Corp
General and administrative expenses	$ 2,746,125	$ 3,040,714
Loss from operations	(2,746,125)	(3,040,714)
Other income:
Change in fair value of warrant liabilities	5,837,332	7,744,000
Interest earned on marketable securities held in Trust Account	3,018,726	63,997
Total other income, net	8,856,058	7,807,997
Loss before income taxes	6,109,933	4,767,283
Provision for income taxes	(570,854)
Net loss available to common stockholders	$ 5,539,079	$ 4,767,283
MedTech Acquisition Corp | Class A common stock
Other income:
Weighted average shares outstanding, basic	23,358,326	25,000,000
Weighted average shares outstanding, diluted	23,358,326	25,000,000
Basic net (loss) income per share	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ 0.19	$ 0.15
MedTech Acquisition Corp | Class B common stock
Other income:
Weighted average shares outstanding, basic	6,250,000	6,250,000
Weighted average shares outstanding, diluted	6,250,000	6,250,000
Basic net (loss) income per share	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ 0.19	$ 0.15